UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 Field Drive

Lake Forest, Illinois  60045

(Address of principal executive offices)(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 Field Drive

Lake Forest, Illinois 60045

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Forester Value Fund

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2011

(UNAUDITED)

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

THE FORESTER VALUE FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2011 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Forester Value Fund
	Schedule of Investments
	September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 72.99%

Basic Material - 2.27%
32,050	Mosaic Co.	$ 1,569,488
42,400	Newmont Mining Corp.	2,669,080
		4,238,568
Consumer Discretionary - 4.77%
9,500	Autozone, Inc. *	3,032,304
68,300	Target Corp.	3,349,432
20,800	V.F. Corp.	2,527,616
		8,909,352
Consumer Staples - 18.31%
224,550	Altria Group, Inc.	6,020,185
135,480	CVS Caremark Corp.	4,550,773
59,800	General Mills, Inc.	2,301,702
58,900	Kimberly Clark Corp.	4,182,489
142,072	Kraft Foods, Inc.	4,770,778
164,200	The Kroger Co.	3,605,832
66,700	Molson Coors Brewing Co. Class B	2,641,987
26,400	Ralcorp Holdings, Inc. *	2,025,144
79,500	Wal-Mart Stores, Inc.	4,126,050
		34,224,940
Energy - 7.39%
41,700	Apache Corp.	3,346,008
59,660	Chevron Corp.	5,523,919
68,000	Exxon Mobil Corp.	4,938,840
		13,808,767
Financial Services - 6.67%
68,840	Allstate Corp.	1,630,820
78,930	Aon Corp.	3,313,481
93,270	Travelers Companies, Inc.	4,545,047
126,610	US Bancorp, Inc.	2,980,399
		12,469,747
Health Care - 14.05%
70,200	Amgen Corp.	3,858,192
181,800	Bristol Myers Squibb Co.	5,704,884
65,000	Johnson & Johnson	4,139,850
66,850	Eli Lilly & Co.	2,471,445
93,491	Merck & Co., Inc.	3,057,156
157,754	Pfizer, Inc.	2,789,091
92,080	Unitedhealth Group, Inc.	4,246,730
		26,267,348
Industrial Goods - 5.70%
52,970	3M Co.	3,802,716
53,570	General Dynamics Corp.	3,047,597
86,870	Honeywell International, Inc.	3,814,462
		10,664,775
Technology - 8.11%
97,900	Hewlett-Packard Co.	2,197,855
22,250	International Business Machines Corp.	3,890,858
207,900	Microsoft Corp.	5,174,631
61,290	Oracle Corp.	1,761,475
131,200	Symantec Corp. *	2,138,560
		15,163,379
Telecommunications - 1.17%
76,800	American Telephone & Telegraph, Inc.	2,190,336

Utilities - 4.55%
101,660	American Electric Power Co, Inc.	3,865,113
40,800	PG&E Corp.	1,725,840
29,860	Sempra Energy	1,537,790
80,400	Teco Energy, Inc.	1,377,252
		8,505,995

TOTAL FOR COMMON STOCKS (Cost $127,247,301) - 72.99%		136,443,207

PUT OPTIONS - 3.29%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	S&P 100 Index *
130,000	October 2011 Put @ 520.00	2,990,000

	S&P 100 Index *
170,000	October 2011 Put @ 510.00	3,162,000

TOTAL FOR PUT OPTIONS (Premiums Paid $4,723,300) - 3.29%		6,152,000

SHORT TERM INVESTMENTS - 6.32%
11,808,384	Fidelity Institutional Treasury 0.01% **	11,808,384
30,000,000	U.S. Government Treasury Bill, 12/1/2011, 0.01525%	29,999,400
		41,807,784

TOTAL FOR SHORT TERM INVESTMENTS (Cost $41,807,246) - 22.37%		41,807,784

TOTAL INVESTMENTS (Cost $173,777,847) - 98.65%		184,402,991

ASSETS IN EXCESS OF OTHER LIABILITIES - 1.35%		2,520,381

NET ASSETS - 100.00%		$ 186,923,372

* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2011.
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of September 30, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 136,443,207	$ -	$ -	$ 136,443,207
U.S. Treasury Bond	29,999,400	-	-	29,999,400
Put Options	6,152,000	-	-	6,152,000
Short-Term Investments:
Fidelity Institutional Treasury	11,808,384	-	-	11,808,384
	$ 184,402,991	$ -	$ -	$ 184,402,991

Forester Value Fund
Statement of Assets and Liabilities
September 30 2011 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $173,777,847)	$184,402,991
Cash	629,908
Receivables:
Shareholder Subscriptions	388,967
Securities Sold	4,092,600
Dividends and Interest	278,625
Total Assets	189,793,091
Liabilities:
Shareholder Redemptions	75,594
Securities Purchased	2,613,330
Due to Advisor	132,016
Accrued Administrative Fees	16,130
Accrued Distribution Fees	32,649
Total Liabilities	2,869,719
Net Assets	$186,923,372

Net Assets Consist of:
Paid In Capital	$175,718,218
Accumulated Undistributed Net Investment Income	767,537
Accumulated Realized Loss on Investments	(187,527)
Unrealized Appreciation in Value of Investments	10,625,144
Net Assets, for 15,538,545 Shares Outstanding	$186,923,372

Class I Shares:
Net Assets	$ 24,843,982
Shares outstanding (250,000,000 shares authorized with $.001 par value)	2,035,463
Net asset value, offering price, and redemption price per share	$ 12.21

Class N Shares:
Net Assets	$160,718,321
Shares outstanding (250,000,000 shares authorized with $.001 par value)	13,390,447
Net asset value, offering price, and redemption price per share	$ 12.00

Class R Shares:
Net Assets	$ 1,361,069
Shares outstanding (250,000,000 shares authorized with $.001 par value)	112,635
Net asset value, offering price, and redemption price per share	$ 12.08

The accompanying notes are an integral part of these financial statements.

Forester Value Fund
Statement of Operations
For the six months ended September 30, 2011 (Unaudited)

Investment Income:
Dividends	$ 1,669,099
Interest	2,448
Total Investment Income	1,671,547

Expenses:
Advisory Fees (Note 3)	731,500
Distribution (12b-1) Fees	189,700
Administration Fees	89,737
Total Expenses	1,010,937

Net Investment Income	660,610

Realized and Unrealized Gain (Loss) on Investments and Options:
Realized Gain on:
Investments	990,070
Options	2,484,262
3,474,332
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(11,733,130)
Options	1,698,700
(10,034,430)

Net Realized and Unrealized Loss on Investments and Options	(6,560,098)

Net Decrease in Net Assets Resulting from Operations	$ (5,899,488)

The accompanying notes are an integral part of these financial statements.

Forester Value Fund
Statements of Changes in Net Assets

	(Unaudited)	For the
	Six Months	Year
	Ended	Ended
	9/30/2011	3/31/2011
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 660,610	$ 1,154,233
Net Realized Gain/(Loss) on Investments and Options	3,474,332	(2,733,972)
Unrealized Appreciation (Depreciation) on Investments	(10,034,430)	9,259,005
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,899,488)	7,679,266

Distributions to Shareholders: (Note 7)
Net Investment Income:
Class I Shares	-	(28,700)
Class N Shares	-	(1,025,001)
Class R Shares	-	-
Total Distributions Paid to Shareholders	-	(1,053,701)

Capital Share Transactions (Note 6)	45,109,512	40,121,034

Total Increase	39,210,024	46,746,599

Net Assets:
Beginning of Period	147,713,348	100,966,749

End of Period (Including Undistributed Net Investment Income of $767,537
and $106,927, respectively)	$186,923,372	$147,713,348

The accompanying notes are an integral part of these financial statements.

Forester Value Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months	Year	Period
	Ended	Ended	Ended
	9/30/2011	3/31/2011	3/31/2010*

Net Asset Value, at Beginning of Period	$ 12.60	$ 12.00	$ 10.31

Income From Investment Operations:
Net Investment Income **	0.07	0.15	0.14
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.46)	0.50	1.61
Total from Investment Operations	(0.39)	0.65	1.75

Distributions:
Net Investment Income	-	(0.05)	- (0.06)
Realized Gains	-	-	-
Total from Distributions	-	(0.05)	- (0.06)

Net Asset Value, at End of Year	$ 12.21	$ 12.60	$ 12.00

Total Return ***	(3.10)%	5.44%	16.98%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 24,844	$ 8,372	$ 1,178
Ratio of Expenses to Average Net Assets****	0.98%	0.99%	0.98%
Ratio of Net Investment Income to Average Net Assets****	1.12%	1.20%	1.52%
Portfolio Turnover	33.85%	28.99%	36.90%

* For the Period June 5, 2009 (commencement of investment operations) through March 31, 2010.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
****Annualized for period less than one year.
The accompanying notes are an integral part of these financial statements.

Forester Value Fund - Class N
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	9/30/2011		3/31/2011	3/31/2010	3/31/2009	3/31/2008	3/31/2007

Net Asset Value, at Beginning of Period	$ 12.41		$ 11.89	$ 9.07	$ 10.67	$ 11.60	$ 11.26

Income From Investment Operations:
Net Investment Income *	0.05		0.11	0.13	0.20	0.15	0.16
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.46)		0.50	2.82	(1.09)	(0.82)	0.25
Total from Investment Operations	(0.41)		0.61	2.95	(0.89)	(0.67)	0.41

Distributions:
Net Investment Income	-		(0.09)	(0.13)	(0.04)	(0.26)	(0.07)
Realized Gains	-		-	-	(0.67)	-	-
Total from Distributions	-		(0.09)	(0.13)	(0.71)	(0.26)	(0.07)

Net Asset Value, at End of Year	$ 12.00		$ 12.41	$ 11.89	$ 9.07	$ 10.67	$ 11.60

Total Return **	(3.30)%		5.15%	32.58%	(8.67)%	(5.77)%	3.65%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 160,718		$ 139,012	$ 99,789	$ 61,980	$ 1,927	$ 3,657
Ratio of Expenses to Average Net Assets	1.25%	***	1.25%	1.27%	1.35%	1.35%	1.35%
Ratio of Net Investment Income to Average Net Assets	0.78%	***	0.91%	1.23%	2.02%	1.34%	1.43%
Portfolio Turnover	33.85%		28.99%	36.90%	269.29%	78.22%	64.98%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Annualized
The accompanying notes are an integral part of these financial statements.

Forester Value Fund - Class R
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months	Period
	Ended	Ended
	9/30/2011	3/31/2011*

Net Asset Value, at Beginning of Period	$ 12.51	$ 12.18

Income From Investment Operations:
Net Investment Income **	0.04	0.04
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.47)	0.29
Total from Investment Operations	(0.43)	0.33

Distributions:
Net Investment Income	-	-
Realized Gains	-	-
Total from Distributions	-	-

Net Asset Value, at End of Year	$ 12.08	$ 12.51

Total Return ***	(3.44)%	2.71%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,361	$ 329
Ratio of Expenses to Average Net Assets****	1.49%	1.45%
Ratio of Net Investment Income to Average Net Assets****	0.59%	1.14%
Portfolio Turnover	33.85%	28.99%

* For the Period December 29, 2010 (commencement of investment operations) through March 31, 2011.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
****Annualized
The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2011

1.) ORGANIZATION

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares:   The Forester Value Fund and The Forester Discovery Fund.  The Forester Value Fund currently offers three classes of shares, Class I shares, Class N shares and Class R shares. The Company was incorporated as a Maryland corporation on April 7, 1999. The accompanying financial statements are those of the Forester Value Fund (the "Fund").  The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

2.) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

Fair Value Pricing - The Board of Directors has delegated to Forester Capital Management, Inc. (the “Advisor”) the responsibility for determining the value of Fund portfolio securities under certain circumstances.  Under such circumstances, the Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances.  The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Fund has adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Fund invests the vast majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate its NAV as of the time those exchanges close.  The Fund typically does not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be very limited circumstances under which the Fund would ever hold a security that would need to be fair value priced.  Examples of when it would be likely that a portfolio security would require fair value pricing include but are not limited to:  if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities' exchange had closed but before the Fund's NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations.

When a security is fair value priced, it means that the Advisor is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available. Accordingly, there is always the possibility that the Advisor’s calculations concerning security value could be wrong, and as a result, the Fund's NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which are distributed to shareholders.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years 2008-2011, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the year ended March 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Security Transactions, Investment Income and Distributions to Shareholders - As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).   Interest income is recorded on the accrual basis.   Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Use of Estimates in Financial Statements - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.   Actual results could differ from those estimates and assumptions.

Short Sales - The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Option Writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Derivatives - The Fund adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective January 1, 2009. This guidance requires  enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  See Note 5 for additional disclosures on derivative investments at September 30, 2011.

Subsequent Event - Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

3.) TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement - For the six months ended September 30, 2011, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund.  The Advisor received a management fee of 0.89% of the Fund’s average daily net assets for Class I, Class N and Class R. Class R commenced investment operations December 29, 2010. For the six months ended September 30, 2011, the Fund paid the Advisor a management fee of $59,911 for Class I, $667,846 for Class N, and $3,743 for Class R. The Fund owes the Advisor $132,016 for management fees as of September 30, 2011.

The Fund pays the Advisor a fee for all other normal operating expenses of 0.10% for Class I, 0.11% for Class N, and 0.11% for Class R.  For the six months ended September 30, 2011, the Fund paid the Advisor a fee of $6,732 for Class I, $82,543 for Class N and $462 for Class R.  The Fund owed the Advisor $16,130 at September 30, 2011, for administrative fees.

Distribution Agreement and Plan - The Fund has adopted a Distribution Plan pursuant to which the Fund paid broker-dealers for distributing Class N and Class R shares of the Fund.  This expense is limited to 0.25% of Class N average net assets and 0.50% of Class R average net assets.   For the six months ended September 30, 2011, the Fund paid $187,597 for Class N and $2,103 for Class R.

Thomas Forester is the control person of the Advisor and also serves as a trustee and officer of the Trust.  Mr. Forester receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.

4.) INVESTMENT TRANSACTIONS

For the six months ended September 30, 2011, purchases and sales of investment securities other than short-term investments aggregated $70,689,075 and $42,666,483, respectively. Purchases and sales of options aggregated $45,200,082 and $43,539,044, respectively.

5.) PUT & CALL OPTIONS PURCHASED

As of September 30, 2011, the Fund had put options valued at $6,152,000.

Transactions in call and put options purchased during the six months ended September 30, 2011, were as follows:

Number of		Premiums
Contracts		Paid
Options outstanding at March 31, 2011	1,000	$ 578,000
Options purchased	41,631	45,200,082
Options written	-	-
Options exercised	(150)	(70,050)
Options expired	(1,200)	(533,260)
Options terminated in closing purchase transaction	(38,281)	(40,451,472)
Options outstanding at September 30, 2011	3,000	$ 4,723,300

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended September 30, 2011 by the Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized (Loss)	Location	Unrealized Appreciation
Options Purchased	Realized Gain on Options	$2,484,262	Net Change in Unrealized Appreciation on Options	$1,698,700

6.) CAPITAL SHARE TRANSACTIONS

As of September 30, 2011, there were 250,000,000 shares of capital stock with a par value of $.001 authorized. The total par value and paid in capital totaled $175,718,218.  Transactions in capital stock were as follows:

	Six Months Ended September 30, 2011		Year ended March 31, 2011
CLASS N SHARES	Shares	Amount	Shares	Amount
Shares sold	3,654,885	$45,114,839	7,110,191	$84,653,890
Shares issued in reinvestment of dividends	-	-	79,856	965,455
Shares redeemed	(1,465,949)	(18,129,728)	(4,381,338)	(52,662,419)
Net increase	2,188,936	$26,985,111	2,808,709	$32,956,926

	Six Months Ended September 30, 2011		Year ended March 31, 2011
CLASS I SHARES	Shares	Amount	Shares	Amount
Shares sold	1,565,394	$19,500,936	685,177	$8,321,037
Shares issued in reinvestment of dividends	-	-	2,337	28,654
Shares redeemed	(194,271)	(2,452,498)	(121,294)	(1,511,996)
Net increase	1,371,123	$17,048,438	566,220	$6,837,695

	Six Months Ended September 30, 2011		December 29, 2010 through March 31, 2011
CLASS R SHARES	Shares	Amount	Shares	Amount
Shares sold	97,208	$1,209,438	26,315	$326,461
Shares issued in reinvestment of dividends	-	-	-	-
Shares redeemed	(10,884)	(133,475)	(4)	(48)
Net increase	86,324	$1,075,963	26,311	$326,413

7.) TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year.  For tax purposes, as of March 31, 2011 the tax basis capital gains and losses and undistributed ordinary income are as follows:

Undistributed ordinary income

$   1,154,233

Capital loss carry forwards +

Expiring 3/31/2018

$      731,668

Expiring 3/31/2019

        932,573

Total Capital Loss Carry Forwards

$   1,664,241

Post-October capital loss deferrals

between 11/10 – 3/31/11 *

$   2,071,399

As of September 30, 2011 the tax basis components of unrealized appreciation (depreciation) and cost of investment securities (not including options) were as follows:

Gross unrealized appreciation on investment securities

$ 14,440,724

Gross unrealized depreciation on investment securities

(5,441,032)

Net unrealized appreciation on investment securities

$  8,999,692

Tax cost of investment securities,

including short-term investments **

$169,251,299

+The capital loss carry forward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carry forward remains.

* These deferrals are considered incurred in subsequent year.

**The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes.

The tax character of distributions paid during the years ended March 31, 2011 and 2010 are as follows:

	2011	2010
Ordinary income:
Class N Shares	$1,025,001	$1,109,116
Class I Shares	28,700	4,313

On December 30, 2010 distributions of $.0904 and $.0512 per share were paid to Class N shareholders and Class I shareholders, respectively, aggregating $1,053,701 paid to shareholders of record on the same date, from net investment income.

There were no distributions paid for the six months ended September 30, 2011.

8.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2011, National Financial Service LLC, in omnibus accounts, in aggregate, owned approximately 31.80% of the Fund and may be deemed to control the Fund. As of September 30, 2011, Charles Schwab & Company, Inc., in omnibus accounts, in aggregate, owned approximately 37.69% of the Fund and may be deemed to control the Fund.

9.) NEW ACCOUNTING PRONOUNCEMENT

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Forester Value Fund
Expense Illustration
September 30, 2011 (Unaudited)

Expense Example

As a shareholder of the Forester Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2011 through September 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Forester Value Fund - Class N
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2011	September 30, 2011	April 1, 2011 through September 30, 2011

Actual	$1,000.00	$966.96	$6.16
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.80	$6.33

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Forester Value Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2011	September 30, 2011	April 1, 2011 through September 30, 2011

Actual	$1,000.00	$969.05	$4.84
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,020.16	$4.96

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Forester Value Fund - Class R
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2011	September 30, 2011	April 1, 2011 through September 30, 2011

Actual	$1,000.00	$965.63	$7.34
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.60	$7.54

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE FORESTER VALUE FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2011 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 25, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-388-0365, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-388-0365 to request a copy of the SAI or to make shareholder inquiries.

THE FORESTER VALUE FUND

DIRECTORS AND OFFICERS

SEPTEMBER 30, 2011 (UNAUDITED)

The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Michael B. Kelley 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 51	Director	Indefinite; Since Inception	2	Mr. Kelley has been a National Account Executive for Concept Amenities since March, 2009. Prior to that he was a National Account Executive for American Hotel Supply for more than five years
Stanley Simpson 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 53	Director	Indefinite; Since March 2007	2	Stanley Simpson has been a commodities trader on the Chicago Mercantile Exchange for more than five years.
Barry Meyer 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 52	Director	Indefinite; Since March 2007	2	Barry Meyer has been President of Arcspec, a distributor of commercial construction materials for more than five years.

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Thomas H. Forester[1] 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 52	Director; President; Treasurer	Indefinite; Since Inception	2	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99.

1 Mr. Forester is considered "Interested” Director of the Fund as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

Each Director, except Mr. Forester, was paid a total fee of $2,500 for the six months ended September 30, 2011.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.  Applies to closed-end funds only.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date December 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date December 1, 2011